Putnam Investments

One Post Office Square

Boston, MA 02109

September 1, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Putnam Investment Funds (Securities Act Reg. No. 33-56339 and Investment Company Act File No. 811-07237) (the “Trust”), on behalf of Putnam Capital Opportunities Fund and Putnam Multi-Cap Value Fund (the “Funds”) Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 169 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on August 25, 2016.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Investment Funds

/s/ Jonathan S. Horwitz

By:	_______________________________________

Jonathan S. Horwitz

Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP